Balances and Transactions with Related Parties’ - Schedule of Balances and Transactions with Related Parties’ (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party [Member]
Schedule of Balances and Transactions with Related Parties’ [Line Items]
Related parties’ R&D services		$ 26	$ 862